FINANCIAL INCOME, NET - Schedule of financial income, net (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Interest income		¥ 52,889		¥ 46,919	¥ 11,802
Gains from fair value change of equity securities with readily determinable fair value	[1]	68,555
Bank charges		(444)		(851)	(238)
Others		370
Financial Income		¥ 121,370	$ 17,434	¥ 46,068	¥ 11,564

[1]	Gain from fair value change of equity securities with readily determinable fair value represents the unrealized changes of fair value of investment in GXG (Note 8).